Non-controlling Interests (Tables)	6 Months Ended
Jun. 30, 2024
Non-controlling Interests
Schedule of reconciliation of non-controlling interest
	June 30,	December 31,
	2024	2023
Beginning Balance	$(2,712,752)	$(2,148,964)
Proportionate shares of net loss	(198,738)	(565,301)
Foreign currency translation adjustment	1,428	1,513
Total	$(2,910,062)	$(2,712,752)